Note 40 - COVID-19 (Details Textual) - oz	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Target production rate, year one (Ounce)			75,000
Target production rate, year two (Ounce)	80,000
Bottom of range [member]
Statement Line Items [Line Items]
Target production rate, year one (Ounce)		61,000
Top of range [member]
Statement Line Items [Line Items]
Target production rate, year one (Ounce)		67,000